Employee benefit obligations - Amounts recognized in consolidated statement of comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefit obligations
Actuarial gain/(loss) for the year on pension benefits	€ 43	€ (121)	€ 72
Ardagh Group S.A.
Employee benefit obligations
Actuarial gain/(loss) for the year on pension benefits	43	(121)	72
Ardagh Group S.A. | Defined benefit plan
Employee benefit obligations
Actuarial (loss)/gain arising from changes in demographic assumptions	(5)	24	8
Actuarial (loss)/gain arising from changes in financial assumptions	(93)	(251)	99
Actuarial gain/(loss) arising from changes in experience	2	(10)	30
Re-measurements of defined benefit obligations	(96)	(237)	137
Actual return/(loss) less expected return on plan assets	140	112	(81)
Actuarial gain/(loss) for the year on pension benefits	44	(125)	56
Gain (loss) on plan assets	203	186	(9)
Ardagh Group S.A. | Other employee benefit obligations
Employee benefit obligations
Actuarial gain/(loss) for the year on pension benefits	€ (1)	€ 4	€ 16